Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
December 31, 2024
Z55-NPRT3-0325
1.9884251.107
Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	714	6,563
Fidelity Series Government Bond Index Fund (a)	1,158	10,435
Fidelity Series International Credit Fund (a)	5	40
Fidelity Series International Developed Markets Bond Index Fund (a)	42,574	369,544
Fidelity Series Investment Grade Bond Fund (a)	1,013	10,006
Fidelity Series Investment Grade Securitized Fund (a)	721	6,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	455,725	2,419,903
TOTAL BOND FUNDS (Cost $3,107,822)		2,822,820

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	220,250	4,369,758
Fidelity Series Large Cap Growth Index Fund (a)	111,370	2,828,801
Fidelity Series Large Cap Stock Fund (a)	112,403	2,579,640
Fidelity Series Large Cap Value Index Fund (a)	330,232	5,386,089
Fidelity Series Small Cap Core Fund (a)	115,757	1,413,393
Fidelity Series Small Cap Opportunities Fund (a)	41,365	605,165
Fidelity Series Value Discovery Fund (a)	122,422	1,897,548
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,710,438)		19,080,394

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	70,469	1,104,949
Fidelity Series Emerging Markets Fund (a)	112,507	976,564
Fidelity Series Emerging Markets Opportunities Fund (a)	213,682	3,914,650
Fidelity Series International Growth Fund (a)	143,486	2,500,961
Fidelity Series International Index Fund (a)	80,923	958,938
Fidelity Series International Small Cap Fund (a)	33,393	540,963
Fidelity Series International Value Fund (a)	211,149	2,516,891
Fidelity Series Overseas Fund (a)	186,272	2,503,498
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,666,730)		15,017,414

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $31,484,990)	36,920,628
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(41,614)
NET ASSETS - 100.0%	36,879,014

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,617	271,414	289,287	1,648	2,321	(65)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	175,507	50,604	228,660	3,676	(4,882)	7,431	-	-
Fidelity Series Blue Chip Growth Fund	3,717,264	1,573,702	1,345,895	394,937	47,648	377,039	4,369,758	220,250
Fidelity Series Canada Fund	872,193	360,811	151,144	32,312	2,017	21,072	1,104,949	70,469
Fidelity Series Commodity Strategy Fund	221,538	106,671	315,376	8,051	(74,855)	62,022	-	-
Fidelity Series Corporate Bond Fund	11,489	22,797	27,576	118	830	(977)	6,563	714
Fidelity Series Emerging Markets Debt Fund	42,926	13,815	58,040	1,687	2,802	(1,503)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	13,495	2,701	16,427	-	761	(530)	-	-
Fidelity Series Emerging Markets Fund	790,504	366,304	160,749	26,747	(4,444)	(15,051)	976,564	112,507
Fidelity Series Emerging Markets Opportunities Fund	3,172,591	1,437,330	755,125	79,424	(13,749)	73,603	3,914,650	213,682
Fidelity Series Floating Rate High Income Fund	31,483	11,082	42,626	2,135	571	(510)	-	-
Fidelity Series Government Bond Index Fund	16,797	40,095	46,143	132	471	(785)	10,435	1,158
Fidelity Series Government Money Market Fund	23,445	13,079	36,524	154	-	-	-	-
Fidelity Series International Credit Fund	38	2	-	2	-	-	40	5
Fidelity Series International Developed Markets Bond Index Fund	-	416,616	38,067	6,174	(32)	(8,973)	369,544	42,574
Fidelity Series International Growth Fund	2,188,591	876,306	408,063	101,382	3,914	(159,787)	2,500,961	143,486
Fidelity Series International Index Fund	828,590	319,503	139,455	27,715	(2,197)	(47,503)	958,938	80,923
Fidelity Series International Small Cap Fund	466,827	211,643	97,861	50,295	28	(39,674)	540,963	33,393
Fidelity Series International Value Fund	2,198,982	855,914	395,238	111,156	(2,505)	(140,262)	2,516,891	211,149
Fidelity Series Investment Grade Bond Fund	16,905	38,347	44,939	168	802	(1,109)	10,006	1,013
Fidelity Series Investment Grade Securitized Fund	11,151	22,166	26,778	119	597	(807)	6,329	721
Fidelity Series Large Cap Growth Index Fund	2,355,130	809,746	818,802	15,911	31,899	450,828	2,828,801	111,370
Fidelity Series Large Cap Stock Fund	2,494,770	813,865	875,601	194,539	71,995	74,611	2,579,640	112,403
Fidelity Series Large Cap Value Index Fund	4,459,884	1,953,422	1,160,172	154,194	47,325	85,630	5,386,089	330,232
Fidelity Series Long-Term Treasury Bond Index Fund	2,074,391	1,533,909	1,043,307	52,621	(76,111)	(68,979)	2,419,903	455,725
Fidelity Series Overseas Fund	2,193,690	787,465	360,535	54,655	(3,124)	(113,998)	2,503,498	186,272
Fidelity Series Real Estate Income Fund	30,473	8,613	40,631	1,060	(473)	2,018	-	-
Fidelity Series Small Cap Core Fund	45,851	1,561,174	237,975	14,368	9,024	35,319	1,413,393	115,757
Fidelity Series Small Cap Opportunities Fund	1,102,830	241,601	708,521	62,579	99,068	(129,813)	605,165	41,365
Fidelity Series Treasury Bill Index Fund	54,676	26,805	81,481	361	-	-	-	-
Fidelity Series Value Discovery Fund	1,646,921	745,734	471,286	72,764	13,970	(37,791)	1,897,548	122,422
	31,274,549	15,493,236	10,422,284	1,471,084	153,671	421,456	36,920,628	2,607,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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